13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
AccumulatedOtherComprehensiveIncomeOciDetailsTextualsAbstract
Currency translation adjustment	$ 2,669,821	$ 3,046,822	$ 3,253,019	$ 1,901,351
Total Accumulated OCI, beginning of period	2,669,821	3,046,822	3,253,019	1,901,351
Currency translation adjustments	(1,740,015)	(1,107,276)	(2,323,213)	38,195
Total Other comprehensive income (loss) for the period	(1,740,015)	(1,107,276)	(2,323,213)	38,195
Currency translation adjustment	929,806	1,939,546	929,806	1,939,546
Total Accumulated OCI, end of period	$ 929,806	$ 1,939,546	$ 929,806	$ 1,939,546